6D. VALUATION OF MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Valuation of Marketable Securities

In October 2010 Zoom Telephonics, Inc. entered into an agreement with Zoom Technologies, Inc. (Nasdaq: ZOOM) in which Zoom Telephonics transferred its rights to the zoom.com domain name and certain trademark rights in exchange for shares of Zoom Technologies common stock.  The Company valued the marketable securities at market value in the financial statements. In December 2013 the Company sold all shares of Zoom Technologies, Inc. stock. The Company received proceeds of $40 thousand and reported a realized loss of $273 thousand in 2013.